REVENUES	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue	REVENUES
We perform a disaggregated analysis of revenues considering the nature, amount, timing and uncertainty of revenues. This includes disclosure of our revenues by segment and type, as well as a breakdown of whether revenues from goods or services are recognized at a point in time or delivered over a period of time.
a)    Revenue by Type

FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Revenue from contracts with customers	$306	$—	$4,041	$11,204	$44,558	$3,259	$2,463	$65,831
Other revenue	—	169	539	737	1,694	6,664	97	9,900
	$306	$169	$4,580	$11,941	$46,252	$9,923	$2,560	$75,731

FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Revenue from contracts with customers	$246	$—	$3,757	$8,611	$35,599	$2,403	$2,170	$52,786
Other revenue	—	872	328	683	1,562	6,448	73	9,966
	$246	$872	$4,085	$9,294	$37,161	$8,851	$2,243	$62,752
b)    Timing of Recognition of Revenue from Contracts with Customers

FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$137	$137	$37,676	$637	$2,450	$41,037
Services transferred over a period of time	306	—	3,904	11,067	6,882	2,622	13	24,794
	$306	$—	$4,041	$11,204	$44,558	$3,259	$2,463	$65,831

FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$143	$160	$28,944	$553	$2,167	$31,967
Services transferred over a period of time	246	—	3,614	8,451	6,655	1,850	3	20,819
	$246	$—	$3,757	$8,611	$35,599	$2,403	$2,170	$52,786

Remaining Performance Obligation
Private Equity
In our construction services operation, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract, work order or letter of intent. As at December 31, 2021, our backlog of construction projects was approximately $7.5 billion (2020 – $5.6 billion).
In our Brazilian water and wastewater services operation, our long-term, inflation-adjusted concession service contracts with various municipalities have an average remaining contract duration of 24 years as at December 31, 2021 (2020 – 24 years).
Others
In our Asset Management, Infrastructure and Renewable Power and Transition businesses, revenue is generally recognized as invoiced for contracts recognized over a period of time as the amounts invoiced are commensurate with the value provided to the customers.
c)    Lease Income
Our leases in which the company is a lessor are primarily operating in nature. Total lease income from our assets leased out on operating leases totaled $6.7 billion (2020 – $6.7 billion) including $147 million (2020 – $75 million) of income related to variable lease income that is not dependent on an index or rate.
The following table presents the undiscounted contractual earnings receivable of the company’s leases by expected period of receipt:

	Payments Receivable by Period
AS AT DEC. 31, 2021 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$5,072	$8,090	$6,333	$14,355	$33,850

	Payments Receivable by Period
AS AT DEC. 31, 2020 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$4,738	$8,385	$6,661	$15,971	$35,755